Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
TOTAL REVENUES	$ 3,468,858	$ 4,010,274	$ 3,268,718
COSTS AND EXPENSES:
Cost of revenues	2,228,530	2,634,973	2,075,651
Selling, general and administrative	629,874	770,728	741,304
Research and development	172,067	183,372	102,197
Litigation-related and other contingencies, net	185,990	23,950	37,082
Asset impairment charges	1,154,376	3,781,165	1,140,709
Acquisition-related and integration items	58,086	87,601	105,250
OPERATING LOSS	(960,065)	(3,471,515)	(933,475)
INTEREST EXPENSE, NET	488,228	452,679	373,214
LOSS ON EXTINGUISHMENT OF DEBT	51,734	0	67,484
OTHER (INCOME) EXPENSE, NET	(17,023)	(338)	63,691
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(1,483,004)	(3,923,856)	(1,437,864)
INCOME TAX BENEFIT	(250,293)	(700,084)	(1,137,465)
LOSS FROM CONTINUING OPERATIONS	(1,232,711)	(3,223,772)	(300,399)
DISCONTINUED OPERATIONS, NET OF TAX (NOTE 3)	(802,722)	(123,278)	(1,194,926)
CONSOLIDATED NET LOSS	(2,035,433)	(3,347,050)	(1,495,325)
Less: Net income (loss) attributable to noncontrolling interests	0	16	(283)
NET LOSS ATTRIBUTABLE TO ENDO INTERNATIONAL PLC	$ (2,035,433)	$ (3,347,066)	$ (1,495,042)
NET LOSS PER SHARE ATTRIBUTABLE TO ENDO INTERNATIONAL PLC ORDINARY SHAREHOLDERS—BASIC:
Continuing operations (in dollars per share)	$ (5.52)	$ (14.48)	$ (1.52)
Discontinued operations (in dollars per share)	(3.60)	(0.55)	(6.07)
Basic (in dollars per share)	(9.12)	(15.03)	(7.59)
NET LOSS PER SHARE ATTRIBUTABLE TO ENDO INTERNATIONAL PLC ORDINARY SHAREHOLDERS—DILUTED:
Continuing operations (in dollars per share)	(5.52)	(14.48)	(1.52)
Discontinued operations (in dollars per share)	(3.60)	(0.55)	(6.07)
Diluted (in dollars per share)	$ (9.12)	$ (15.03)	$ (7.59)
WEIGHTED AVERAGE SHARES:
Basic (shares)	223,198	222,651	197,100
Diluted (shares)	223,198	222,651	197,100